CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 1,762,704	$ 1,909,442	$ 2,092,386
Loans receivable	4,562,096	4,887,813	4,743,906
Inventory	705,517	756,528	502,415
Prepaid expenses and other	435,704	451,751	152,736
Deferred income taxes	379,000	413,000	467,000
TOTAL CURRENT ASSETS	7,845,021	8,418,534	7,958,443
PROPERTY AND EQUIPMENT	798,919	757,747	824,102
GOODWILL	12,672,569	12,393,869	11,458,744
INTANGIBLE ASSETS	293,805	309,552	434,413
OTHER	162,782	142,074	95,180
TOTAL ASSETS	21,773,096	22,021,776	20,770,882
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	2,301,110	2,323,730	1,477,607
Income tax payable		0	435,670
Note payable - short-term	0	1,000,000	2,000,000
Current portion long-term debt	558,412	695,123	769,330
Preferred dividend payable	4,600,000	3,550,000	1,450,000
Deferred revenue	287,718	314,561	320,021
TOTAL CURRENT LIABILITIES	7,747,240	7,883,414	6,452,628
LONG-TERM LIABILITIES
Note payable - long-term	1,200,000	1,210,065	905,188
Deferred income taxes	642,000	(530,000)	(350,000)
TOTAL LONG-TERM LIABILITIES	1,842,000	1,740,065	1,255,188
TOTAL LIABILITIES	9,589,240	9,623,479	7,707,816
SHAREHOLDERS' EQUITY
Common stock	0	0	0
Additional paid-in capital	17,914,543	18,221,777	18,221,777
Accumulated deficit	(5,830,687)	(5,923,480)	(5,258,711)
TOTAL SHAREHOLDERS' EQUITY	12,183,856	12,398,297	13,063,066
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	21,773,096	22,021,776	20,770,882
Series A Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Series A convertible preferred stock	$ 100,000	$ 100,000	$ 100,000